INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
INCOME/(LOSS) PER SHARE
14.	INCOME/(LOSS) PER SHARE

Basic and diluted income/(loss) per share and per ADS for each of the years presented are calculated as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) attributable to RISE Education Cayman Ltd—basic and diluted	53,923	(47,974)	142,958	20,792

Denominator:
Weighted average number of ordinary shares outstanding-basic	100,000,000	101,890,411	113,812,182	113,812,182
Weighted average number of ordinary shares outstanding- diluted	100,000,000	101,890,411	115,881,867	115,881,867

Basic income/(loss) per share	0.54	(0.47)	1.26	0.18
Diluted income/(loss) per share	0.54	(0.47)	1.23	0.18
Basic income/(loss) per ADS	1.08	(0.94)	2.51	0.37
Diluted income/(loss) per ADS	1.08	(0.94)	2.47	0.36

As at December 31, 2016, the outstanding share options are considered contingently issuable shares. As the exercisability event has not occurred (Note 2, Note 15) at December 31, 2016, the contingently issuable shares, were excluded from the computation of diluted income per share for the year ended December 31, 2016.

No adjustment has been made to the basic loss per share amount presented for the year ended December 31, 2017 as the impact of the outstanding share options were anti-dilutive.

Nil share options were excluded from the computation of diluted income per share for the year ended December 31, 2018 because their effect would be anti-dilutive.